Income Taxes - Schedule of Income from Continuing Operations Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income before income taxes	$ 27,407	$ 17,891	$ 2,006